Accounts Receivable, Net - Schedule of Movement the Allowance Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of the Allowance for Expected Credit Losses [Line Items]
Balance at beginning of the year	$ (2,561,803)	$ (1,596,858)	$ (463,981)
Current year addition	(562,485)	(942,762)	(1,165,907)
Foreign exchange difference	11,380	(22,183)	33,030
Balance at end of the year	$ (3,112,908)	$ (2,561,803)	$ (1,596,858)